Marketable debt securities - Changes in financial liabilities at amortized cost (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,477,724
Financial liabilities at end of period	1,604,462		$ 1,477,724
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	101,682
Financial liabilities at end of period	134,913		101,682
Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	101,423		130,754
Issues	1,601,167		1,197,521
Redemptions	(1,565,677)		(1,228,486)
Accrued interest	131		(42)
Effect of changes in foreign exchange rates	(2,651)		1,676
Financial liabilities at end of period	134,393		101,423
Certificates of deposit (unsecured)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	2,628
Financial liabilities at end of period	36,426		2,628
Certificates of deposit (unsecured) | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	36,475		3,347
Redemptions	(2,824)		(35,156)
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	981
Financial liabilities at end of period	2,851	$ 2,851	981
Structured bank bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	26,711		20,880
Redemptions	(25,135)		(20,956)
Senior Unsecured Notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	56,801
Financial liabilities at end of period	34,469		56,801
Senior Unsecured Notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions	(19,603)
Promissory notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	13,543
Financial liabilities at end of period	25,988	25,988	13,543
Promissory notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,523,091		1,163,294
Redemptions	(1,510,804)		(1,166,674)
Unsecured bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	27,729
Financial liabilities at end of period	35,179	$ 35,179	27,729
Unsecured bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	14,890		10,000
Redemptions	(7,311)		(5,700)
Parent [member] | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,601,168		1,197,521
Redemptions	$ (1,565,677)
Santander Vivienda, S.A. de C.V., SOFOM, E.R. | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions			$ (1,228,486)